Website and Software Development Costs, Net (Tables)	12 Months Ended
Dec. 31, 2020
Research and Development [Abstract]
Schedule website and software development costs
	December 31,
	2019	2020
Capitalized website and software development costs	$51,370	$64,478
Less accumulated amortization	(34,889)	(46,077)
Capitalized website and software development costs, net	$16,481	$18,401